Other current liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other current liabilities

Note 12. Other current liabilities

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
VAT Payables	192	9
Accruals for personnel related expenses	4,140	5,982
Other	864	579

Total	5,196	6,570

Accruals for personnel are related to annual bonuses, vacations accruals and social expenses on stock options. The increase in accruals for personnel related expenses between December 31, 2016 and December 31, 2017, is mainly driven by higher annual bonus of Plant segment personnel for $0.8 million, social charges on stock options grant recorded in 2017 for $0.6 million, foreign exchange impact on the opening balance for $0.6 million, partially offset by other immaterial variances for $0.2 million..

As of December 31, 2016 and 2017, “Other” include subsidies liabilities for $0.5 million and $0.3 million, respectively. The decrease in “Other” is due to the reimbursement of a subsidy of $0.3 million, that was received in excess during previous years.